Exhibit 99.1

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Collection Period	31-Jul-21	30/360 Days	30	Collection Period Start	1-Jul-21
Distribution Date	16-Aug-21	Actual/360 Days	32	Collection Period End	31-Jul-21
				Prior Month Settlement Date	15-Jul-21
				Current Month Settlement Date	16-Aug-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	776,594,327.34	735,688,966.84	0.540447
Yield Supplement Overcollaterization		43,835,194.41	19,626,015.22	18,227,843.99
Total Adjusted Pool Balance		1,361,260,676.66	756,968,312.12	717,461,122.85
Total Adjusted Securities		1,361,260,676.66	756,968,312.12	717,461,122.85	0.527056
Class A-1 Notes	0.21995%	254,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.47000%	420,000,000.00	106,972,780.62	71,668,483.83	0.170639
Class A-2b Notes	0.27313%	50,000,000.00	12,734,854.84	8,531,962.36	0.170639
Class A-3 Notes	0.55000%	470,000,000.00	470,000,000.00	470,000,000.00	1.000000
Class A-4 Notes	0.71000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	61,260,676.66	61,260,676.66	61,260,676.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	35,304,296.79	41,897.67	84.0578495	0.0997564
Class A-2b Notes	4,202,892.48	3,091.80	84.0578495	0.0618360
Class A-3 Notes	0.00	215,416.67	—	0.4583333
Class A-4 Notes	0.00	62,716.67	—	0.5916667
Certificates	0.00	0.00	—	—

Total Securities	39,507,189.27	323,122.81

I. COLLECTIONS

Interest:
Interest Collections				2,031,521.87
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,031,521.87
Principal:
Principal Collections				40,682,253.24
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				40,682,253.24
Recoveries of Defaulted Receivables				86,811.27

Total Collections				42,800,586.38

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			60,492	756,968,312.12
Total Principal Payment				39,507,189.27

			58,576	717,461,122.85

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	42,800,586.38
Reserve Account Draw	0.00
Total Available for Distribution	42,800,586.38
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	647,161.94
Servicing Fee Paid	647,161.94
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	41,897.67
Class A-2a Notes Monthly Interest Paid	41,897.67
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	3,091.80
Class A-2b Notes Monthly Interest Paid	3,091.80
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	215,416.67
Class A-3 Notes Monthly Interest Paid	215,416.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	62,716.67
Class A-4 Notes Monthly Interest Paid	62,716.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		323,122.81
Total Note Monthly Interest Paid		323,122.81
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		41,830,301.63
4. Total Monthly Principal Paid on the Notes		39,507,189.27
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		39,507,189.27
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		2,323,112.36
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,323,112.36

V. RESERVE ACCOUNT

Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		13,612,606.77
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		13,612,606.77
Required Reserve Account Amount for Next Period		13,612,606.77

VI. POOL STATISTICS

Weighted Average Coupon		3.15%
Weighted Average Remaining Maturity		37.12

	Amount	Number
Principal on Defaulted Receivables	223,107.26	15
Principal Recoveries of Defaulted Receivables	86,811.27

Monthly Net Losses	136,295.99
Pool Balance at Beginning of Collection Period	776,594,327.34
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	-0.02%
Net Loss Ratio for Preceding Collection Period	-0.12%
Net Loss Ratio for Current Collection Period	0.21%
Four-Month Average Net Loss Ratio	0.02%
Cumulative Net Losses for all Periods	1,733,164.64

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,062,012.41	148	0.28%
61-90 Days Delinquent	396,642.14	27	0.05%
91-120 Days Delinquent	101,047.95	8	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,559,702.50	183	0.35%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.03%	0.05%
Delinquency Ratio for Second Preceding Collection Period	0.05%	0.06%
Delinquency Ratio for Preceding Collection Period	0.07%	0.07%
Delinquency Ratio for Current Collection Period	0.07%	0.06%
Four-Month Average Delinquency Ratio	0.06%	0.06%
60 Day Delinquent Receivables	640,894.24
Delinquency Percentage	0.09%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,486,751.60
Number of Extensions	86

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO